GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Large Cap Value Fund

(the “Fund”)

Supplement dated June 24, 2016 to the

Prospectus (the “Prospectus”) and the Statement of Additional Information (the “SAI”),

each dated April 29, 2016

Effective June 30, 2016, Andrew Braun no longer serves as a portfolio manager for the Fund. Accordingly, all references to Mr. Braun in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

VITLCSIPMCHG 06-16